Note 10 - Deferred Revenue	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
10.	DEFERRED REVENUE

	Six months
	ended	Year ended
	Sept. 30,	March 31,
	2019	2019
Balance, beginning of period	$43,228	$38,710
Additions to deferred revenue	25,639	569,880
Revenue recognized during the period	(24,078)	(563,922)
Foreign exchange impact	1,437	(1,440)
Liabilities held for sale	(34,166)	-
Balance, end of period	$12,060	$43,228